Expense Example, No Redemption (Vanguard Long-Term Corporate Bond Index Fund Participant)	Vanguard Long-Term Corporate Bond Index Fund Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	112
3 YEAR	138
5 YEAR	167
10 YEAR	252